Basis of Presentation and General information, Vessel Owning Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021 t
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
DWT	2,400,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
M/V Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,311
Year built	2001
Delivery date to Castor	2019-09
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,602
Year built	2005
Delivery date to Castor	2019-10
M/V Magic Rainbow [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Rainbow
DWT	73,593
Year built	2007
Delivery date to Castor	2020-08
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Horizon
DWT	76,619
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Nova
DWT	78,833
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Venus
DWT	83,416
Year built	2010
Delivery date to Castor	2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Orion
DWT	180,200
Year built	2006
Delivery date to Castor	2021-03
M/V Magic Argo [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Argo
DWT	82,338
Year built	2009
Delivery date to Castor	2021-03
M/V Magic Twilight [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Twilight
DWT	80,283
Year built	2010
Delivery date to Castor	2021-04
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Thunder
DWT	83,375
Year built	2011
Delivery date to Castor	2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Vela
DWT	75,003
Year built	2011
Delivery date to Castor	2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Nebula
DWT	80,281
Year built	2010
Delivery date to Castor	2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Starlight
DWT	81,048
Year built	2015
Delivery date to Castor	2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Eclipse
DWT	74,940
Year built	2011
Delivery date to Castor	2021-06
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Polaris
DWT	115,351
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Sirius
DWT	115,341
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Vega
DWT	106,062
Year built	2005
Delivery date to Castor	2021-05
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Avior
DWT	106,162
Year built	2004
Delivery date to Castor	2021-05
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Arcturus
DWT	106,149
Year built	2002
Delivery date to Castor	2021-05
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Mimosa
DWT	36,718
Year built	2006
Delivery date to Castor	2021-05
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Musica
DWT	106,290
Year built	2004
Delivery date to Castor	2021-06
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Formosa
DWT	36,660
Year built	2006
Delivery date to Castor	2021-06
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Pluto
DWT	74,940
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Perseus
DWT	82,158
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Mars
DWT	76,822
Year built	2014
Delivery date to Castor	2021-09
M/V Magic Phoenix [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Magic Phoenix
DWT	76,636
Year built	2008
Delivery date to Castor	2021-10
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	Wonder Bellatrix
DWT	115,341
Year built	2006
Delivery date to Castor	2021-12
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Sun
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Moon
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Rainbow
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Argo
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Twilight
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Eclipse
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Avior
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Arcturus
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Musica
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Formosa
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Mars
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Phoenix
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Bellatrix
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T